Share-Based Payments - Schedule Of Expense Recognized for Employee Services Received (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			€ 46.5	€ 61.0	€ 32.1
Expense arising from cash-settled share-based payment arrangements			61.5	32.7	0.7
Total			108.0	93.7	32.8
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			3.0	7.0	1.1
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			84.6	60.5	24.9
Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			0.8	0.5	0.1
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total			19.6	25.7	6.7
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			13.8	20.2	17.1
Expense arising from cash-settled share-based payment arrangements			53.4	6.3	0.0
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			3.1	5.9	11.3
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			4.3	2.4	2.7
Expense arising from cash-settled share-based payment arrangements			0.0	3.6	0.7
Reclassification for share-based payment arrangement	€ 3.3	€ 1.1
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements			25.3	32.5	1.0
BioNTech Restricted Stock Unit Plan for North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from cash-settled share-based payment arrangements			€ 8.1	€ 22.8	€ 0.0